Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (2,622,169)	$ (313,247)
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	364,331	503,769
Common stock issued for services	354,950
Investment income	(20,113)	55,461
Gain on disposal of subsidiary 72	(50,545)
Amortization of Convertible Note issuance cost and debt discount upon conversion	1,421,069
Changes in Operating Assets and Liabilities
Accounts receivable	(952,628)	135,391
Inventories	(1,726,797)	(3,304,383)
Prepaid expenses and other current assets	3,358,866	(679,115)
Accounts payable	(648,149)	375,299
Advance from customers	(1,212,522)	1,114,290
Other current payables	(14,258)	7,085
VAT payable	171,831	372,087
Taxes payable	192,287	497,711
Operating lease Liabilities	170,091	122,957
Net cash (used in) provided by operating activities	(1,213,756)	(1,112,695)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest-free loan to related parties		(7,123,895)
Interest-free loan repaid by related parties		7,102,415
Purchase of short-term investment	(551,526)	(185,564)
Sale of short-term investment	571,639
Proceeds from disposal of subsidiary	206,822
Purchase of property and equipment	(95,215)	(54,716)
Purchase of intangible assets		(503,617)
Net cash used in investing activities	131,720	(765,377)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of Common stock for cash, net of issuance costs		1,380
Proceeds of interest-free loan from related parties	382,484	248,842
Repayments of interest-free loan to related parties	(1,180,782)	(428,618)
Proceeds from short-term loan	1,481,385
Proceeds from additional paid in capital		2,694,947
Repayments of long-term borrowings	(71,389)
Net cash provided by financing activities	611,698	2,516,551
Effect of exchange rate changes on cash and cash equivalents	4,959	6,367
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	(465,379)	644,846
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of period	1,889,590	470,335
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of period	1,424,211	1,115,181
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes		(656)
Interest	(26,741)	(4,986)
NON-CASH TRANSACTIONS
Common stock issued upon conversion of debt and accrued interest	1,382,664
Non-cash consideration received from disposal of subsidiary	$ 3,515,981